Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies (Amounts in paragraphs)
REA Additional Costs	$ 225
Request for Equitable Adjustment	300
Research and development expenses	712	$ 569	$ 507
Cash surrender value of life insurance	$ 284	$ 290
Percentage threshold net actuarial gains losses subject to amortization	10.00%
Average future service period of employees	9 years
Stock plans, vesting period	3 years